Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Benefit for Income Taxes
The components of the provision (benefit) expense were as follows for the years ended December 31, 2024 and 2023 (in thousands):

	Year Ended December 31,
	2024	2023
Current income tax (benefit) expense:
Federal	$—	$—
State	(1)	13

Total current income tax (benefit) expense	(1)	13
Deferred income tax benefit:
Federal	(16,279)	(16,514)
State	(2,803)	(11,247)

Total deferred income tax benefit	(19,082)	(27,761)
Changes in tax rate	2,155	(1,471)
Changes in valuation allowance	16,927	29,232

Total income tax (benefit) expense from continuing operations	$(1)	$13

Schedule of Deferred Tax Liabilities and Related Valuation Allowance
The components of the Company’s net deferred tax liabilities and related valuation allowance are as follows as of December 31, 2024 and 2023 (in thousands):

	Year Ended December 31,
	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$85,226	$71,434
Debt related interest	16,228	16,898
Capitalized research and development	5,228	4,936
Tax credit carryforwards	4,415	3,960
Stock-based compensation	1,157	525
Accrued expense and reserves	1,812	1,584
Purchased revenue liability	1,754	—

	Year Ended December 31,
	2024	2023
Operating lease liabilities	577	774
Other	303	159

Total deferred tax assets	116,700	100,270
Less valuation allowance	(113,703)	(96,776)

Total deferred tax assets	2,997	3,494

Deferred tax liabilities:
Intangible assets	(2,423)	(2,734)
Operating lease right-of-use assets	(574)	(760)

Total deferred tax liabilities	(2,997)	(3,494)

Net deferred tax liabilities	$—	$—

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation between U.S. federal income taxes at the statutory rate and the Company’s provis io
n for income taxes are as follows for the years ended December 31, 2024 and 2023 (in thousands):

	Year Ended December 31,
	2024	2023
Income tax benefit at federal statutory rate	$(15,290)	$(24,007)
Valuation allowance	18,559	29,232
Compensation expense	2,772	3,798
Acquisition related charges	485	260
Prior year true-up and carryback	(1,182)	(5,079)
State, net of federal tax benefit	(2,705)	(5,127)
Change in fair value of Convertible Debentures	(4,449)	1,752
Change in tax rates	2,155	(1,471)
Other	(346)	655

Income tax (benefit) expense	$(1)	$13

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows for the years ended December 31, 2024 and 2023 (in thousands):

	2024	2023
Gross unrecognized tax benefits at the beginning of the year	$1,071	$408
Increase related to prior year tax positions	—	536
Increase related to current year tax positions	127	127

Gross unrecognized tax benefits at the end of the year	$1,198	$1,071